Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale
Due in one year or less, Amortized Cost	$ 4,313
Due after one through five years, Amortized Cost	22,039
Due after five through ten years, Amortized Cost	23,715
Due after ten years, Amortized Cost	54,637
Total debt securities available-for-sale, Amortized Cost	104,704
Due in one year or less, Fair Value	4,315
Due after one through five years, Fair Value	22,037
Due after five through ten years, Fair Value	23,452
Due after ten years, Fair Value	53,991
Total debt securities available-for-sale, Fair Value	103,795
Held-to-maturity
Due in one year or less, Amortized Cost	0
Due after one through five years, Amortized Cost	0
Due after five through ten years, Amortized Cost	3,474
Due after ten years, Amortized cost	20,409
Amortized Cost, Held to maturity	23,883	$ 33,819
Due in one year or less, Fair Value	0
Due after one through five years, Fair Value	0
Due after five through ten years, Fair Value	3,334
Due after ten years, Fair Value	20,110
Total debt securities held-to-maturity, Fair Value	$ 23,444	$ 34,011